Summary of Principal Accounting Policies - Accounts Receivable (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable
Recorded allowance for doubtful accounts for the year	¥ 0	¥ 6,400,000	¥ 19,700,000
Other receivables, net
Allowance for loan receivables and deposits for lessor and other suppliers	¥ 0	¥ 2,000,000	¥ 0